Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management [Abstract]
Disclosure of financial assets and financial liabilities by currency
The Group’s financial assets and financial liabilities are denominated in the following currencies:

	HK$	US$	MOP	RMB	Other	Total
	US$ in millions
At December 31, 2022
Financial assets
Amortized costs:
Trade and other receivables, net	$61	$6	$26	$—	$—	$93
Restricted bank deposit	—	—	125	—	—	125
Restricted cash and cash equivalents	—	—	912	—	—	912
Cash and cash equivalents	239	485	52	14	—	790
Deposits	1	—	1	—	—	2
	$301	$491	$1,116	$14	$—	$1,922

Fair value through profit or loss:
Derivative financial instrument	$—	$1	$—	$—	$—	$1
Total financial assets	$301	$492	$1,116	$14	$—	$1,923

Financial liabilities
Amortized costs:
Trade and other payables	$306	$171	$253	$2	$—	$732
Borrowings	5	10,049	127	—	—	10,181
	$311	$10,220	$380	$2	$—	$10,913

Fair value through other comprehensive income:
Derivative financial instrument	$—	$3	$—	$—	$—	$3
Total financial liabilities	$311	$10,223	$380	$2	$—	$10,916

At December 31, 2021
Financial assets
Amortized costs:
Trade and other receivables, net	$111	$4	$14	$—	$—	$129
Restricted cash and cash equivalents	—	—	16	—	—	16
Cash and cash equivalents	532	76	57	11	2	678
Deposits	1	—	1	—	—	2
	$644	$80	$88	$11	$2	$825

Fair value through other comprehensive income:
Derivative financial instruments	$—	$2	$—	$—	$—	$2
Total financial assets	$644	$82	$88	$11	$2	$827

Financial liabilities
Amortized costs:
Trade and other payables	$380	$121	$359	$3	$—	$863
Borrowings	9	7,822	132	1	—	7,964
Total financial liabilities	$389	$7,943	$491	$4	$—	$8,827

Disclosure of maturity analysis for financial liabilities
The Group’s financial liabilities, based on the contractual undiscounted cash flows are as follows:

	Within the first year	In the second year	In the third to fifth year	Over the fifth year	Total
	US$ in millions
At December 31, 2022
Senior Notes principal	$—	$—	$3,300	$3,850	$7,150
Senior Notes interest	346	346	773	320	1,785
Bank loans	1,958	—	—	—	1,958
Bank loans interest	86	—	—	—	86
LVS Term Loan(i)	—	—	—	1,126	1,126
LVS Term Loan interest(i)	—	—	169	56	225
Other borrowings	1	1	—	—	2
Lease liabilities	14	16	20	291	341
Trade and other payables	630	31	32	39	732

At December 31, 2021
Senior Notes principal	$—	$—	$2,600	$4,550	$7,150
Senior Notes interest	306	310	823	464	1,903
Bank loans	—	753	—	—	753
Bank loans interest	20	12	—	—	32
Other borrowings	1	1	1	—	3
Other borrowings interest	—	1	—	—	1
Lease liabilities	19	15	21	296	351
Trade and other payables	767	24	42	30	863
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(i) Assumes the Company elects payment-in-kind interest in the first two years and hence capitalization of interest to the principal.

Disclosure of capital risk management

	December 31,
	2022	2021
	US$ in millions
Interest bearing borrowings, net of deferred financing costs	$10,047	$7,820
Less: cash and cash equivalents	(790)	(678)
restricted cash and cash equivalents(i)	(912)	(16)
Net debt	8,345	7,126
Total (deficit)/equity	(700)	888
Total capital	$7,645	$8,014
Gearing ratio	109.2%	88.9%

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(i) Restricted cash and cash equivalents of US$912 million as at December 31, 2022 was made available for use in early January 2023 and hence included in the calculation of net debt.